Segment reporting (Tables)	6 Months Ended
Mar. 31, 2022
Segment reporting
Schedule of segment results on a cash earnings basis

The tables present the segment results on a cash earnings basis for the Group:

			Consumer and	Westpac	Westpac New
			Business	Institutional	Zealand	Specialist	Group
$m	Consumer	Business	Banking	Bank	(A$)	Businesses	Businesses	Group
Half Year March 2022
Net interest income	4,377	1,323	5,700	481	1,041	242	564	8,028
Net fee income	265	162	427	302	86	29	1	845
Net wealth management and insurance income	26	—	26	—	39	336	—	401
Trading income	—	—	—	267	25	20	27	339
Other income	33	1	34	19	120	165	8	346
Net operating income before operating expenses and impairment charges	4,701	1,486	6,187	1,069	1,311	792	600	9,959
Operating expenses[1]	(2,369)	(982)	(3,351)	(577)	(534)	(584)	(320)	(5,366)
Impairment (charges)/benefits	27	(158)	(131)	(58)	9	38	3	(139)
Profit before income tax expense	2,359	346	2,705	434	786	246	283	4,454
Income tax (expense)/benefit	(713)	(107)	(820)	(128)	(189)	(111)	(107)	(1,355)
Net profit attributable to NCI	—	—	—	—	—	(3)	(1)	(4)
Cash earnings	1,646	239	1,885	306	597	132	175	3,095
Net cash earnings adjustments	—	—	—	—	5	—	180	185
Net profit attributable to owners of WBC	1,646	239	1,885	306	602	132	355	3,280
Balance sheet
Loans[2]	465,697	80,949	546,646	73,950	87,361	11,730	(131)	719,556
Deposits and other borrowings[2]	276,161	134,716	410,877	104,661	75,622	8,362	46,084	645,606

Half Year Sept 2021
Net interest income	4,722	1,451	6,173	458	991	246	377	8,245
Net fee income	232	172	404	312	67	25	(26)	782
Net wealth management and insurance income	25	—	25	—	69	536	(19)	611
Trading income	—	—	—	229	15	18	—	262
Other income	6	2	8	85	5	211	30	339
Net operating income before operating expenses and impairment charges	4,985	1,625	6,610	1,084	1,147	1,036	362	10,239
Operating expenses[1]	(2,522)	(1,165)	(3,687)	(1,887)	(562)	(738)	(428)	(7,302)
Impairment (charges)/benefits	82	318	400	(154)	(13)	(13)	(2)	218
Profit before income tax expense	2,545	778	3,323	(957)	572	285	(68)	3,155
Income tax (expense)/benefit	(765)	(236)	(1,001)	126	(167)	(235)	(60)	(1,337)
Net profit attributable to NCI	—	—	—	—	—	(5)	2	(3)
Cash earnings	1,780	542	2,322	(831)	405	45	(126)	1,815
Net cash earnings adjustments	—	—	—	—	1	—	199	200
Net profit attributable to owners of WBC	1,780	542	2,322	(831)	406	45	73	2,015
Balance sheet
Loans[2]	462,699	78,385	541,084	67,749	88,409	12,550	(8)	709,784
Deposits and other borrowings[2]	266,445	128,550	394,995	99,349	75,756	8,744	48,111	626,955

1.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all segments except for the following:
-	Specialist Businesses: First Half 2022: $167 million (Second Half 2021: $52 million, First Half 2021: $89 million);
-	Westpac Institutional Bank: First Half 2022 $nil (Second Half 2021: $1,156 million, First Half 2021: $36 million).
2.	Specialist Businesses excludes balances presented as held for sale (refer to Note 17 for further details).

Note 2. Segment reporting (continued)

			Consumer and	Westpac	Westpac New
			Business	Institutional	Zealand	Specialist	Group
$m	Consumer	Business	Banking	Bank	(A$)	Businesses	Businesses	Group
Half Year March 2021
Net interest income	4,764	1,536	6,300	467	996	248	458	8,469
Net fee income	217	173	390	302	73	40	(105)	700
Net wealth management and insurance income	27	—	27	—	44	609	(85)	595
Trading income	—	—	—	379	43	15	16	453
Other income	11	2	13	6	7	1	555	582
Net operating income before operating expenses and impairment charges	5,019	1,711	6,730	1,154	1,163	913	839	10,799
Operating expenses[1]	(2,376)	(1,053)	(3,429)	(708)	(500)	(740)	(604)	(5,981)
Impairment (charges)/benefits	102	107	209	(8)	92	79	—	372
Profit before income tax expense	2,745	765	3,510	438	755	252	235	5,190
Income tax (expense)/benefit	(818)	(230)	(1,048)	(140)	(210)	(138)	(115)	(1,651)
Net profit attributable to NCI	—	—	—	—	—	3	(5)	(2)
Cash earnings	1,927	535	2,462	298	545	117	115	3,537
Net cash earnings adjustments	—	—	—	—	(3)	—	(91)	(94)
Net profit attributable to owners of WBC	1,927	535	2,462	298	542	117	24	3,443
Balance sheet
Loans[2]	451,595	77,662	529,257	63,125	83,151	12,687	(2)	688,218
Deposits and other borrowings[2]	254,025	123,654	377,679	92,692	71,019	4,598	39,413	585,401

1.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all segments except for the following:
-	Specialist Businesses: First Half 2022: $167 million (Second Half 2021: $52 million, First Half 2021: $89 million);
-	Westpac Institutional Bank: First Half 2022 $nil (Second Half 2021: $1,156 million, First Half 2021: $36 million).
2.	Specialist Businesses excludes balances presented as held for sale (refer to Note 17 for further details).

Schedule of reconciliation of cash earnings to net profit

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 22	Mar 22
$m	2022	2021	2021	- Sept 21	- Mar 21
Cash earnings	3,095	1,815	3,537	71	(12)
Fair value (gain)/loss on economic hedges	204	184	(46)	11	large
Ineffective hedges	(19)	16	(48)	large	(60)
Total cash earnings adjustment (post-tax)	185	200	(94)	(8)	large
Net profit attributable to owners of WBC	3,280	2,015	3,443	63	(5)